Accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of initial application of standards or interpretations [abstract]
Goodwill

4.1 Goodwill

Goodwill arising on consolidation represents the excess of the cost of acquisition over the Company’s interest in the fair value of the identifiable assets and liabilities of a subsidiary at the date of acquisition.

Any excess of the cost of the investments in the consolidated companies over the corresponding underlying carrying amounts acquired, adjusted at the date of first-time consolidation, is allocated as follows:

1.

If it is attributable to specific assets and liabilities of the companies acquired, increasing the value of the assets (or reducing the value of the liabilities) whose market values were higher (lower) than the carrying amounts at which they had been recognized in their balance sheets and whose accounting treatment was similar to that of the same assets (liabilities) of the Company amortization, accrual, etc.

2.

If it is attributable to specific intangible assets, recognizing it explicitly in the consolidated statement of financial position provided that the fair value at the date of acquisition can be measured reliably.

3.	The remaining amount is recognized as goodwill, which is allocated to one or more specific cash-generating units.

Goodwill is only recognized when it has been acquired for consideration and represents, therefore, a payment made by the acquirer for future economic benefits from assets of the acquired company that are not capable of being individually identified and separately recognized.

On disposal of a subsidiary, the attributable amount of goodwill is included in the determination of the gain or loss on disposal.

Other intangible assets

4.2 Other intangible assets

Other intangible assets are assets without physical substance which can be individually identified either because they are separable or because they arise as a result of a legal or contractual right or of a legal transaction or were developed by the consolidated companies. Only intangible assets whose value can be measured reliably and from which the Company expects to obtain future economic benefits are recognized in the consolidated statement of financial position.

Intangible assets are recognized initially at acquisition or production cost. The aforementioned cost is amortized systematically over each asset’s useful life. At each reporting date, these assets are measured at acquisition cost less accumulated amortization and any accumulated impairment losses, if any. The Company reviews amortization periods and amortization methods for finite-lived intangible assets at the end of each fiscal year.

The Company’s main intangible assets are as follows:

Development expenditures

Development expenditures are capitalized if they meet the requirements of identifiability, reliability in cost measurement and high probability that the assets created will generate economic benefits. Developmental expenditures are amortized on a straight-line basis over the useful lives of the assets, which are between four and ten years.

Expenditures on research activities are recognized as expenses in the years in which they are incurred.

Power supply agreements

Power supply agreements are amortized on a straight-line basis over the term in which the agreement is effective.

Rights of use

Rights of use granted are amortized on a straight-line basis over the term in which the right of use was granted from the date it is considered that use commenced. Rights of use are generally amortized over a period ranging from 10 to 20 years.

Computer software

Computer software includes the costs incurred in acquiring or developing computer software, including the related installation. Computer software is amortized on a straight-line basis over two to five years.

Computer system maintenance costs are recognized as expenses in the years in which they are incurred.

Other intangible assets

Other intangible assets includes:

•	Supply agreements which are amortized in accordance with their estimated useful lives (see Note 8).

CO2 emissions allowances (“rights held emit greenhouse gasses”) which are not amortized, but rather are expensed when used (see Note 4.20).

Property, plant and equipment

4.3 Property, plant and equipment

Cost

Property, plant and equipment for our own use are initially recognized at acquisition or production cost and are subsequently measured at acquisition or production cost less accumulated depreciation and any accumulated impairment losses.

When the construction and start-up of non-current assets require a substantial period of time, the borrowing costs incurred over that period are capitalized. In 2017, 2016 and 2015 no material borrowing costs were capitalized.

The costs of expansion, modernization or improvements leading to increased productivity, capacity or efficiency or to a lengthening of the useful lives of the assets are capitalized. Repair, upkeep and maintenance expenses are recognized in the consolidated income statement for the year in which they are incurred.

Mineral reserves are recorded at fair value at the date of acquisition. Depletion of mineral reserves is computed using the units-of-production method utilizing only proven and probable reserves (as adjusted for recoverability factors) in the depletion base.

Property, plant and equipment in the course of construction are transferred to property, plant and equipment in use at the end of the related development period.

Depreciation

The Company depreciates Property, plant and equipment using the straight-line method at annual rates based on the following years of estimated useful life:

Years of
Estimated
Useful
Life
Properties for own use	25-50
Plant and machinery	8-20
Tools	12.5-15
Furniture and fixtures	10-15
Computer hardware	4-8
Transport equipment	10-15

Land included within Property, plant and equipment is considered to be an asset with an indefinite useful life and, as such, is not depreciated, but rather it is tested for impairment annually. The Company reviews residual value, useful lives, and the depreciation method for Property, plant and equipment annually.

Environment

The costs arising from the activities aimed at protecting and improving the environment are accounted for as an expense for the year in which they are incurred. When they represent additions to property, plant and equipment aimed at minimizing the environmental impact and protecting and enhancing the environment, they are capitalized to non-current assets.

Impairment of property, plant and equipment, intangible assets and goodwill

4.4 Impairment of property, plant and equipment, intangible assets and goodwill

In order to ascertain whether its assets have become impaired, the Company compares their carrying amount with their recoverable amount at the end of the reporting period, or more frequently if there are indications that the assets might have become impaired. Where the asset itself does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of:

•	Fair value: the price that would be agreed upon by two independent parties, less estimated costs to sell, and
•

Value in use: the present value of the future cash flows that are expected to be derived from continuing use of the asset and from its ultimate disposal at the end of its useful life, discounted at a pre-tax rate which reflects the time value of money and the risks specific to the business to which the asset belongs.

If the recoverable amount of an asset (or cash-generating unit) is less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount, and an impairment loss is recognized as an expense under “Impairment losses” in the consolidated income statement.

Where an impairment loss subsequently reverses (not permitted in the case of goodwill), the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized as “Other income” in the consolidated income statement.

The basis for depreciation is the carrying amount of the assets, deemed to be the acquisition cost less any accumulated impairment losses.

Inventories

4.6 Inventories

Inventories comprise assets (goods) which:

•	Are held for sale in the ordinary course of business (finished goods); or
•	Are in the process of production for such sale (work in progress); or
•	Will be consumed in the production process or in the rendering of services (raw materials and spare parts).

Inventories are stated at the lower of acquisition or production cost and net realizable value. The cost of each inventory item is generally calculated as follows:

•	Raw materials, spare parts and other consumables and replacement parts: the lower of weighted average acquisition cost and net realizable value.
•

Work in progress and finished and semi-finished goods: the lower of production cost (which includes the cost of materials, labor costs, direct and indirect manufacturing expenses) or net realizable value in the market.

Obsolete, defective or slow-moving inventories have been reduced to net realizable value.

Net realizable value is the estimated selling price less all the estimated costs of selling and distribution.

The amount of any write-down of inventories (as a result of damage, obsolescence or decrease in the selling price) to their net realizable value and all losses of inventories are recognized as expenses in the year in which the write-down or loss occurs. Any subsequent reversals are recognized as income in the year in which they arise.

The consumption of inventories is recognized as an expense in “Cost of sales” in the consolidated income statement in the period in which the revenue from their sale is recognized.

Biological assets

4.7 Biological assets

The Company recognizes biological assets when:

•	It controls the asset as a result of past events;
•	It is probable that future economic benefits associated with the asset will flow to the entity; and
•	The fair value or cost of the asset can be measured reliably.

Biological assets are measured at fair value less estimated costs to sell.

The fair value of forestry plantations is based on a combination of the fair value of the land and of the timber plantations with reference to current timber market prices.

The gains or losses arising on the initial recognition of a biological asset at fair value less costs to sell are included in the consolidated income statement for the period in which they arise.

Cash and cash equivalents

4.8 Cash and cash equivalents

The Company classifies under “Cash and cash equivalents” any liquid financial assets, such as for example cash on hand and at banks, deposits and liquid investments, that can be converted into cash within three months and are subject to an insignificant risk of changes in value.

Provisions and contingencies

4.9 Provisions and contingencies

When preparing the consolidated financial statements, the Parent’s directors made a distinction between:

•

Provisions: present obligations, either legal, contractual, constructive or assumed by the Company, arising from past events, the settlement of which is expected to give rise to an outflow of economic benefits the amount and/or timing of which are uncertain; and

•

Contingent liabilities: possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the Company, or present obligations arising from past events the amount of which cannot be estimated reliably or whose settlement is not likely to give rise to an outflow of economic benefits.

The consolidated financial statements include all the material provisions with respect to which it is considered that it is probable that the obligation will have to be settled. Contingent liabilities are not recognized in the consolidated financial statements, but rather are disclosed, as required by IAS 37 (see Note 24).

Provisions are classified as current or non-current based on the estimated period of time in which the obligations covered by them will have to be met. They are recognized when the liability or obligation giving rise to the indemnity or payment arises, to the extent that its amount can be estimated reliably.

“Provisions” includes the provisions for pension and similar obligations assumed; provisions for contingencies and charges, such as for example those of an environmental nature and those arising from litigation in progress or from outstanding indemnity payments or obligations, and collateral and other similar guarantees provided by the Company; and provisions for medium- and long- term employee incentives and the long-service bonus described in Note 15.

Defined contribution plans

Certain employees have defined contribution plans which conform to the Spanish Pension Plans and Funds Law. The main features of these plans are as follows:

•	They are mixed plans covering the benefits for retirement, disability and death of the participants.
•	The sponsor undertakes to make monthly contributions of certain percentages of current employees’ salaries to external pension funds.

The annual cost of these plans is recognized under Staff costs in the consolidated income statement.

Defined benefit plans

IAS 19, Employee Benefits requires defined benefit plans to be accounted for:

•	Using actuarial techniques to make a reliable estimate of the amount of benefits that employees have earned in return for their service in the current and prior periods.
•	Discounting those benefits in order to determine the present value of the obligation.
•	Determining the fair value of any plan assets.
•	Determining the total amount of actuarial gains and losses and the amount of those actuarial gains and losses that must be recognized.

The amount recognized as a benefit liability arising from a defined benefit plan is the total net sum of:

•	The present value of the obligations.
•	Minus the fair value of plan assets (if any) out of which the obligations are to be settled directly.

The Company recognizes provisions for these benefits as the related rights vest and on the basis of actuarial studies. These amounts are recognized under “Provisions” in the consolidated statement of financial position, on the basis of their expected due payment dates. All plan assets are separately from the rest of the Company’s assets.

Environmental provisions

Provisions for environmental obligations are estimated by analyzing each case separately and observing the relevant legal provisions. The best possible estimate is made on the basis of the information available and a provision is recognized provided that the aforementioned information suggests that it is probable that the loss or expense will arise and it can be estimated in a sufficiently reliable manner.

Leases

4.10 Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership, which usually has the option to purchase the assets at the end of the lease under the terms agreed upon when the lease was arranged. All other leases are classified as operating leases.

Finance leases

At the commencement of the lease term, the Company recognizes finance leases as assets and liabilities in the consolidated statement of financial position at amounts equal to the fair value of the leased asset or, if lower, the present value of the minimum lease payments. To calculate the present value of the lease payments the interest rate stipulated in the finance lease is used.

The cost of assets acquired under finance leases is presented in the consolidated statement of financial position on the basis of the nature of the leased asset. The depreciation policy for these assets is consistent with that for Property, plant and equipment for own use.

Finance charges are recognized over the lease term on a time proportion basis.

Operating leases

In operating leases, the ownership of the leased asset and substantially all the risks and rewards relating to the leased asset remain with the lessor.

Lease income and expenses from operating leases are credited or charged to income on an accrual basis depending on whether the Company acts as the lessor or lessee.

Current assets and liabilities

4.11 Current assets and liabilities

In general, assets and liabilities are classified as current or non-current based on the Company’s operating cycle. However, in view of the diverse nature of the activities carried on by the Company, in which the duration of the operating cycle differs from one activity to the next, in general assets and liabilities expected to be settled or fall due within twelve months from the end of the reporting period are classified as current items and those which fall due or will be settled within more than twelve months are classified as non-current items.

Income taxes

4.12 Income taxes

Income tax expense represents the sum of current tax and deferred tax. Income tax is recognized in the income statement except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case the related tax is recognized in other comprehensive income or directly in equity.

The current income tax expense is based on domestic and international statutory income tax rates in the tax jurisdictions where the Company operates related to taxable profit for the period. The taxable profit differs from net profit as reported in the income statement because it is determined in accordance with the rules established by the applicable taxation authorities which includes temporary differences, permanent differences, and available credits and incentives.

The Company’s deferred tax assets and liabilities are provided on temporary differences at the balance sheet date between financial reporting and the tax basis of assets and liabilities, then applying enacted tax rates expected to be in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized for deductible temporary differences, carry-forward of unused tax credits and losses, to the extent that it is probably that taxable profit will be available against which the deductible temporary difference and carryforwards of unused tax credits and losses can be utilized. The deferred tax assets and liabilities that have been recognized are reassessed at the end of each reporting period in order to ascertain whether they still exist, and adjustments are made on the basis of the findings of the analyses performed.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered. Additionally, tax deductions and credits are available to certain entities, primarily relating to inter-company trades and tax treaties between various countries to prevent double taxation.

Income tax expense is recognized in the consolidated income statement, except to the extent that it arises from a transaction which is recognized directly to “consolidated equity”, in which case the tax is recognized directly to “consolidated equity.”

Deferred tax assets and liabilities are offset only when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority or either the same taxable entity or different taxable entities where there is an intention to settle the current tax assets and liabilities on a net basis or to realize the assets and settle the liabilities simultaneously.

Foreign currency transactions

4.13 Foreign currency transactions

Foreign currency transactions are initially recognized in the functional currency of the subsidiary by applying the exchange rates prevailing at the date of the transaction.

Subsequently, at each reporting date, monetary assets and liabilities denominated in foreign currencies are translated to euros at the rates prevailing on that date.

Any exchange differences arising on settlement or translation at the closing rates of monetary items are recognized in the consolidated income statement for the year.

Note 4.17 details the Company’s accounting policies for these derivative financial instruments. Also, Note 27 to these consolidated financial statements details the financial risk policies of Ferroglobe.

Revenue recognition

4.14 Revenue recognition

Revenue includes the fair value of the goods sold or services rendered, excluding any related taxes and deducting any discounts or returns as a reduction in the amount of the transaction. Income is recognized when all of the following conditions are met:

•	the Company has transferred to the buyer the significant risks and rewards of ownership of the goods;
•	the Company retains neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;
•	the amount of revenue can be measured reliably;
•	it is probable that the economic benefits associated with the transaction will flow to the entity; and
•	the costs incurred or to be incurred in respect of the transaction can be measured reliably.

In relation to transactions in the electrometallurgy business, ownership is considered to be transferred at the time agreed upon with customers based on the Incoterm clauses applicable to the transaction.

Income from the energy business is recognized based on the power generated and put on the market at regulated prices, being recognized income when the energy produced is transferred to the system.

Accordingly, interest income is recognized using the effective interest method. Dividend income is also recognized when the shareholder’s rights to receive payment have been established.

Expense recognition

4.15 Expense recognition

Expenses are recognized on an accrual basis, i.e. when the actual flow of the related goods and services occurs, regardless of when the resulting monetary or financial flow arises.

An expense is recognized in the consolidated income statement when there is a decrease in the future economic benefits related to a reduction of an asset, or an increase in a liability, which can be measured reliably. This means that an expense is recognized simultaneously with the recognition of the increase in a liability or the reduction of an asset. Additionally, an expense is recognized immediately in the consolidated income statement when a disbursement does not give rise to future economic benefits or when the requirements for recognition as an asset are not met. Also, an expense is recognized when a liability is incurred and no asset is recognized, as in the case of a liability relating to a guarantee.

Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses

4.16 Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other losses

The Company presents in the consolidated income statement a subtotal ‘Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other losses’. The Company uses this subtotal in their analysis of the performance of the Company. In accordance with IAS 1.85a, modified in December 2014, when an entity presents subtotals, those subtotals shall (i) be composed of line items made up of amounts recognized and measured in accordance with IFRS, (ii) be presented and labelled in a manner that makes the line items that constitute the subtotal clear and understandable, (iii) be consistent from period to period and (iv) not be displayed with more prominence than the subtotals and totals required in IFRS for the statement presenting profit or loss. Consequently, the Company, concluded that the presentation of this subtotal in the face of the consolidated income statement is essential for the understanding the financial performance of the Company.

Grants

4.18 Grants

Grants related to assets

Grants related to assets correspond primarily to non-refundable grants that are measured at the amount granted or at the fair value of the assets delivered, if they have been transferred for no consideration, and are classified as deferred income when it is certain that they will be received. Income from these grants is recognized on a straight-line basis over the useful life of the assets whose costs they are financing. The amount of the assets and of the grants received are presented separately as assets and liabilities, respectively, within the consolidated statement of financial position.

The amount of such grants was not material at December 31, 2017 and 2016.

Termination benefits

4.19 Termination benefits

Under current labor legislation, the Company is required to pay termination benefits to employees whose employment relationship is terminated under certain conditions. The payments for termination benefits, when they arise, are charged as an expense when the decision to terminate the employment relationship is taken. At December 31, 2017 and 2016, the liabilities related to termination benefits were not material.

CO2 emission allowances

4.20 CO2 emission allowances

CO2 emission allowances are measured at cost of acquisition. Allowances acquired free of charge under governmental schemes are initially measured at market value at the date received. At the same time, a grant is recognized for the same amount under “deferred income”.

Emissions allowances are not amortized, but rather are expensed when used.

At year end, the Company assesses whether the carrying amount of the allowances exceeds their market value in order to determine whether there are indications of impairment. If there are indications, the Company determines whether these allowances will be used in the production process or earmarked for sale, in which case the necessary impairment losses would be recognized. Provisions are released when the factors leading to the valuation adjustment have ceased to exist.

A provision for liabilities and charges is recognized for expenses related to the emission of greenhouse gases. This provision is maintained until the company is required to settle the liability by surrendering the corresponding emission allowances. These expenses are accrued as greenhouse gases are emitted.

When an expense is recognized for allowances acquired free of charge, the corresponding “deferred income” is taken to operating income. The Company derecognizes allowances surrendered at their carrying amount and recognizes those received at their fair value when received. The difference between both values is recognized as “deferred income”.

Share-based compensation

4.21 Share-based compensation

The Company recognizes share-based compensation expense based on the estimated grant date fair value of share-based awards using a Black-Scholes option pricing model. Prior to vesting, cumulative compensation cost equals the proportionate amount of the award earned to date. The Company has elected to treat each award as a single award and recognize compensation cost on a straight-line basis over the requisite service period of the entire award. If the terms of an award are modified in a manner that affects both the fair value and vesting of the award, the total amount of remaining unrecognized compensation cost (based on the grant-date fair value) and the incremental fair value of the modified award are recognized over the amended vesting period.

Assets and disposal groups classified as held for sale, liabilities associated with assets held for sale and discontinued operations

4.22 Assets and disposal groups classified as held for sale, liabilities associated with assets held for sale and discontinued operations

Assets and disposal groups classified as held for sale include the carrying amount of individual items, disposal groups or items forming part of a business unit earmarked for disposal (discontinued operations), whose sale in their present condition is highly likely to be completed within one year from the reporting date. Therefore, the carrying amount of these items, which may or may not be of a financial nature, will likely be recovered through the proceeds from their disposal.

Liabilities associated with non-current assets held for sale include the balances payable arising from the assets held for sale or disposal groups and from discontinued operations.

Assets and disposal groups classified as held for sale are measured at the lower of fair value less costs to sell and their carrying amount at the date of classification in this category. Non-current assets held for sale are not depreciated as long as they remain in this category.